BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
BUSINESS COMBINATION

4                 BUSINESS COMBINATION

(a)         On February 13, 2011, the Group invested RMB23.0 million to acquire 92% equity interest in Shenzhen Xingyan Real Estate Consulting Co., Ltd, a PRC-incorporated company, which was subsequently renamed to Shenzhen Syswin. As the Group obtained unilateral control of Shenzhen Syswin on the acquisition date, it started to consolidate Shenzhen Syswin’s financial statements thereafter. The acquisition of Shenzhen Syswin will allow the Group to expand into Southern China and further develop its business in Southwestern China. The purchase price was determined based on arms’ length negotiations between the Group and the equity holders of Shenzhen Syswin.

The excess of (i) the total of the value of consideration transferred and fair value of the non-controlling interests over (ii) the fair value of the identifiable net assets of Shenzhen Syswin was recorded as goodwill. The goodwill acquired resulted primarily from the assembled workforce from the Shenzhen Syswin, and is not expected to be deductible for tax purposes. The Company made estimates and judgments in determining the fair value of acquired assets and liabilities, based on independent appraisal’s reports and management’s experience with similar assets and liabilities. The final purchase price allocation results as of the acquisition date were set out below:

	RMB (in thousand)	Estimated Useful Life at the Acquisition date (in years)

Cash	7,794
Accounts receivable, net	28,347
Other current assets	799
Property and equipment, net	1,295
Other non-current assets	5,084
Identifiable intangible assets (customer relationship)	10,669	4
Deferred tax liability	(2,667)
Liability	(34,658)

Identifiable net assets acquired (a)	16,663

Cash consideration (b)	23,000
Non-controlling interest at fair value (c)	2,000

Goodwill (b+c-a)	8,337

The fair value of non-controlling interest was estimated by applying an income approach. No measurement period adjustment has been recorded.

Of the total cash consideration of RMB 23 million, RMB 16.6 million was paid during 2011, and the remaining balance of RMB 6.4 million is included in the accrued expenses and other current liabilities (Note 10) as of December 31, 2011.

The total amount of goodwill was assigned to the reporting unit of Shenzhen Syswin. Based on the Company’s annual goodwill assessment at September 30, 2011, there was no impairment of goodwill.

Based upon indicators of impairment in the fourth quarter of fiscal 2011, which included a significant decrease in market capitalization and a decline in recent operating results, the Company performed an interim impairment test as of December 31, 2011. Because the acquired business of Shenzhen Syswin has been integrated into the Group, the Company represents the single reporting unit as at December 31, 2011 for goodwill impairment test. The first step test resulted in the determination that the fair value of the Group was less than the carrying value of its net assets, including goodwill. The fair value of the Group is determined based on quoted market prices and a control premium which is based on a detailed analysis considering factors as industry, market, economic, and others that market participants typically take into account when determining the fair value of the entity. As a result of the second step test, the Company estimated the implied fair value of the goodwill compared to carrying amounts and recorded an impairment charge of RMB 8.3 million to fully impair goodwill of RMB 8.3 million. The goodwill charge has been recorded in administrative expenses in the statement of operations.

The following summary of unaudited pro forma results of operations of the Group for the years ended December 31, 2010 and 2011 is presented using the assumption that the acquisition was completed as of January 1, 2010. These pro forma results of the Group have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the acquisition occurred as of January 1, 2010, nor is it indicative of future operating results.

	(Pro Forma)
	Years ended December 31,
	2010	2011
	RMB(Unaudited)	RMB(Unaudited)

Pro forma net revenue	686,514	609,170
Pro forma net income	189,572	8,596

(b)         In June 2011, the Group further entered into a share transfer agreement with the other equity holder of Shenzhen Syswin, to acquire remaining 8% equity interest in the branch of Shenzhen Syswin in Chengdu held by the other equity holder for a consideration of approximately RMB 2.56 million. The Group still holds 92% equity interest in other subsidiaries and branches of Shenzhen Syswin after this transaction. As the Group had controlling financial interest before and after the acquisition, such change in ownership interest was accounted for as an equity transaction and no gain or loss shall be recognized. Hence, the difference between the purchase consideration and the carrying amount of the non-controlling interest was recorded in additional paid-in capital of the Group.